10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2020
Basis Of Consolidation And Investments In Subsidiaries And Affiliates
BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES
10.	BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2020 and 2019 include the following direct and indirect subsidiaries, joint ventures and joint operations, as well as the exclusive funds, as follows:

	Number of shares held by CSN in units	Equity interests (%)
Companies		12/31/2020	12/31/2019	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	20,001,000	100.00	100.00	Financial transactions
CSN Inova Ventures (1)	50,000	100.00	100.00	Financial transactions
CSN Islands XII Corp.	1,540	100.00	100.00	Financial transactions
CSN Steel S.L.U.	22,042,688	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	-	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	254,015,052	99.99	99.99	Port services
Minérios NacionalS.A.	141,719,295	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	66,354,391	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	195,454,162	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	555,142,354	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	158,419,480	87.52	87.52	Mining
CSN Energia S.A.	43,149	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	486,592,830	92.38	92.38	Railroad logistics
Nordeste Logística S.A.	99,999	99.99	99.99	Port services
CSN Inova Ltd.	-	100.00	100.00	Advisory and implementation of new development projec
CSN Equipamentos S.A (2)	-	-	99.99	Rental of commercial and industrial machinery and equipment
CBSI - Companhia Brasileira de Serviços de Infraestrutura	4,669,986	99.99	100.00	Equity interests and product sales and iron ore
CSN Cimentos S.A.(3)	90	90.00	-	Manufacturing and sale of cement

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.		100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.		99.99	99.99	Steel and Equity interests
CSN Resources S.A.		100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas		99.99	99.99	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA		99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM		99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.		100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH		100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (4)			100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited		87.52	87.52	Commercial representation
Lusosider Ibérica S.A.		100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.		87.52	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC		100.00	100.00	Import and distribution/resale of products
CSN Cimentos S.A.(3)	10	10.00		Manufacturing and sale of cement
Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	253,606,846	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava		17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A. (5)	63,377,198	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.		31.82	31.82	Dormant company
Transnordestina Logística S.A. (6)	24,670,093	47.26	47.26	Railroad logistics
Equimac S.A (2)	1,117	50.00	-	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A. (5)		16.30	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	49,074,882	20.00	20.00	Metallurgy and Equity interests

Exclusive funds: full consolidation
Diplic II- Fundo de investimento multimercado crédito privado		100.00	100.00	Investment fund
Caixa Vértice - Fundo de investimento multimercado crédito privado		100.00	100.00	Investment fund
VR1 - Fundo de investimento multimercado crédito privado		100.00	100.00	Investment fund

(*) Dormant companies.

1.	On June 29, 2020, CSN Islands XI Corp. changed its corporate name to CSN Inova Ventures.

2.	On June 26, 2020, CSN Equipamentos SA had its corporate name changed to Equimac SA and its capital increased by Unidas Guindastes Eireli. With this capital increase, CSN’s stake in Equimac’s share capital increased to 50% and was classified as joint venture.

3.	Company acquired on October 2, 2020.

4.	Company liquidated on March 11, 2020.

5.	As of December 31, 2020, the Company directly held 63,377,198 shares, of which 26,611,282 were common and 36,765,916 were preferred, and indirectly 63,338,872 shares, of which 25,802,872 were common and 37,536,000 were preferred

6.	As of December 31, 2020, the Company had 24,168,304 common shares and 501,789 Class B preferred shares.

10.a)	Investments in joint ventures, joint operations, associates and other investments

The number of shares, the balances of assets and liabilities, shareholders’ equity and the profit / (loss) amounts for the period in those investees are as follows:

				12/31/2020				12/31/2019
Companies	Participation in				Participation in
	Assets	Liabilities	Shareholders’ equity	Profit /(Loss) for the period	Assets	Liabilities	Shareholders’ equity	Profit /(Loss) for the period

Joint-venture and Joint-operation
MRS Logística S.A.	4,175,249	2,567,882	1,607,367	160,371	4,145,205	2,616,218	1,528,987	187,597
Fair Value - MRS Logística S.A.			421,888	(11,747)			433,635	(11,747)
CSBI - Companhia Brasileira de Serviços de Infraestrutura	-				-	-		6,665
Transnordestina Logística S.A. (*)	4,657,691	3,497,587	1,160,104	(28,952)	4,398,434	3,209,378	1,189,056	(17,100)
Fair Value (*) - Transnordestina	-		271,116		-	-	271,116	-
Equimac S.A	7,536	301	7,235	(329)	-	-	-	-
	8,840,476	6,065,770	3,467,710	119,343	8,543,639	5,825,596	3,422,794	165,415
Associates
Arvedi Metalfer do Brasil S.A.	40,528	32,490	8,038	(6,765)	44,435	31,712	12,723	(1,682)
	40,528	32,490	8,038	(6,765)	44,435	31,712	12,723	(1,682)
Classified at fair value through profit or loss (note 12 I)
Panatlântica			59,879				47,300
			59,879				47,300

Eliminations				(30,856)				(38,219)

Other investments
Others			279	(9,967)			157	171
			279	(9,967)			157	171
Total investments in affillated companies			3,535,906				3,484,974
Total Equity in results of affillated companies				71,755				125,715
Investments properties			159,874				101,195
Total investments			3,695,780				3,584,169

(*) As of December 31, 2020 and December 31, 2019, the net balance of R$271,116 refers to the Fair Value generated by the loss of control of Transnordestina Logística SA in the amount of R$659,105 and impairment of R$387,989.

The number of shares, the balances of assets and liabilities, shareholders’ equity and the profit / (loss) values for the year refer to the interest held by CSN in these companies.

10.b)	Changes in investments in subsidiaries, jointly controlled companies, joint operations, associates and other investments

		Consolidated
	12/31/2020	12/31/2019

Opening balance of investments	3,482,974	5,630,613
Capital increase/acquisition of shares	3,400	27,909
Dividends (1)	(82,642)	(94,603)
Comprehensive income (2)	6,895	(2,592)
Equity in results of affiliated companies(3)	124,324	175,524
Update of shares measured at fair value through profit or loss (Note 14 II)	12,579	(118,780)
Reclassification of Usiminas’ shares		(2,114,620)
Consolidation of CBSI		(8,775)
Amortization of fair value - investment MRS	(11,747)	(11,747)
Others	123	45
Closing balance of investments	3,535,906	3,482,974
1.	In 2020, it mainly refers to dividends of the subsidiary CSN Mineração SA in the amount of R$2,437,482 (R$4,060,816 on December 31, 2019).

2.	Refers to translation to the reporting currency of the foreign investments of which functional currency is not the Brazilian Reais, actuarial gain/loss and gain/loss on investment hedge from investments accounted for under the equity method.

3.	The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN´s transactions with these companies.

		Consolidated
	12/31/2020	12/31/2019

Equity in results of affiliated companies
MRS Logística S.A.	160,370	187,597
CBSI - Companhia Brasileira de Serviços de Infraestrutura (1)		6,695
Transnordestina Logística S.A.	(28,952)	(17,100)
Arvedi Metalfer do Brasil S.A.	(6,765)	(1,682)
Equimac S.A.	(329)
Others		14
	124,324	175,524
Eliminations
To cost of sales	(46,751)	(57,908)
To taxes	15,895	19,689
Others
Amortizated at fair value - Investment in MRS	(11,747)	(11,747)
Others	(9,966)	157
Equity in results	71,755	125,715

(1)	Refers to equity income until November 30, 2019, as of this date, the joint venture started to be controlled and consolidated, according to note 10 c.

10.c)Additional	information on operating controlled companies

With the primary objective of reducing the Company’s financial leverage, Management is committed to a plan to dispose of a set of assets, however, it is not possible to confirm that the sale within a period of 12 months is highly probable for any of the assets contemplated in the plan. The Company considers several sales scenarios that vary according to different macroeconomic and operational assumptions. In this context, the Company did not segregate and did not reclassify such assets in the financial statements as discontinued operations in accordance with IFRS 5.

•       SEPETIBA TECON SA (“Tecon”)

It aims to explore Container Terminal No. 1 at the Port of Itaguaí, located in Itaguaí, in the State of Rio de Janeiro. The terminal is connected to the UPV by the Southeastern railway network, which is granted to MRS Logística SA The services provided are handling operations and storage of containers, steel products and cargo in general, among other products and services for washing, maintenance and hygiene of containers.

Tecon won a bidding procedure and entered into the lease agreement in October 23, 1998 for operation of the port terminal for a period of 25 years, extendable for an equal period.

Upon termination of the lease, all rights and benefits transferred to Tecon will return to the Federal Government, together with the assets owned by Tecon and those resulting from investments made by it in leased assets, declared reversible by the Federal Government as they are necessary for the continuity of the provision. of the service granted. The assets declared reversible will be indemnified by the Federal Government at the residual value of their cost, determined by Tecon’s accounting records after deducting depreciation.

•       ESTANHO DE RONDÔNIA SA (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, one in the city of Itapuã do Oeste / RO and the other in Ariquemes / RO. Mining is located in Itapuã do Oeste, where cassiterite (tin ore) is extracted, and in Ariquemes, the foundry where metallic tin is obtained, which is the raw material used at UPV for the manufacture of metal sheets.

•       COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in two segments: metal steel packaging and flat steel processing and distribution.

Packaging

In the steel metallic packaging segment, Prada produces the best and safest in cans, buckets and aerosols. It serves the chemical and food segments, providing packaging and lithography services to the main companies in the market.

Distribution

Prada also operates in the flat steel processing and distribution area, with a diversified product line. Supplies coils, rolls, plates, strips, blanks, metal sheets, profiles, tubes and tiles, among other products, for the most different segments of the industry - from automotive to civil construction. It is also specialized in providing steel processing services, meeting the demand of companies from all over the country.

•       CSN ENERGIA S.A.

Its main objective is the distribution of the excess electric power generated by CSN and Companies, consortiums or other entities in which CSN holds an interest.

•       FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA SA (“FTL”)

Company created for the purpose of incorporating the spun-off portion of Transnordestina Logística SA It operates public cargo transportation services in the northeast of Brazil, in the stretches between the cities of São Luís and Altos, Altos and Fortaleza, Fortaleza and Sousa, Sousa and Recife / Jorge Lins, Recife / Jorge Lins and Salgueiro, Jorge Lins and Propriá, Paula Cavalcante and Cabedelo (Branch of Cabedelo) and Itabaiana and Macau (Branch of Macau) (“Malha I”)

On November 13, 2019, CSN subscribed FTL shares through the capitalization of credits arising from Advances for Future Capital Increase (AFAC) in the amount of R$27,670, passing its interest in FTL’s capital from 91.69% to 92.38%. As a result of the operations described above, which caused a change in shareholder participation, the Company recorded a loss in the amount of R$293, recorded in shareholders’ equity under “Other comprehensive income” There was no change in the corporate structure in 2020.

•       CSN MINERAÇÃO S/A (“CSN Mineração”)

Headquartered in Congonhas, in the State of Minas Gerais, CSN Mineração SA has as its main objective the production, purchase and sale of iron ore, and has the foreign market as its main focus in the commercialization of its products. As of November 30, 2015, CSN Mineração SA started to centralize CSN’s mining operations, including the establishments of the Casa de Pedra mine, the TECAR port and an 18.63% stake in MRS. CSN’s interest in this subsidiary is 87.52% as of December 31, 2020.

• MINÉRIOS NACIONAL SA (“Minérios Nacional”)

Headquartered in Congonhas, in the State of Minas Gerais, Minérios Nacional has as main objective the production and sale of iron ore. The subsidiary concentrates the mining rights assets related to the Fernandinho, Cayman and Pedras Pretas mines, all in Minas Gerais transferred to Minérios Nacional SA in the business combination operation that took place in 2015.

•       CBSI - COMPANHIA BRASILEIRA DE INFRASTRUCTURE SERVICES (“CBSI”)

Previously located in the city of Araucária-PR, CBSI is currently headquartered in the city of Volta Redonda and its main purpose is to render services to CSN, CSN’s subsidiaries and third parties related to the recovery and maintenance of industrial machinery and equipment, civil maintenance, industrial cleaning, preparation product logistics, among others.

The investment is the result of a joint venture between CSN and CKTR Brasil Serviços Ltda. in 2011 which previously held a 50% stake. On November 29, 2019, the Company completed the acquisition of the remaining 50% of CBSI’s shares for R$24,000. The goodwill for expected future profitability generated on the acquisition was R$15,225 and is separately classified within Investments in non-current assets.

10.d)	Joint ventures and joint operations financial information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

				12/31/2020			12/31/2019
	Joint-Venture			Joint-Operation	Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Itá Energética
	34.94%	47.26%	50.00%	48.75%	34.94%	47.26%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	1,206,484	1,390	1,351	48,919	670,296	17,166	65,793
Advances to suppliers	27,312	1,948		742	20,100	3,240	363
Other current assets	823,204	51,793	2,356	89,521	1,326,281	59,405	15,955
Total current assets	2,057,000	55,131	3,707	139,182	2,016,677	79,811	82,111
Noncurrent Assets
Other non-current assets	608,878	225,492	-	20,807	789,562	258,391	24,361
Investments, PP&E and intangible assets	8,537,009	9,574,588	11,365	390,672	8,316,033	8,968,447	426,403
Total non-current assets	9,145,887	9,800,080	11,365	411,479	9,105,595	9,226,838	450,764
Total Assets	11,202,887	9,855,211	15,072	550,661	11,122,272	9,306,649	532,875

Current Liabilities
Borrowings and financing	828,439	241,029			653,784	103,877
Lease liabilities	317,526				256,034
Other current liabilities	1,117,975	125,794	602	19,721	1,561,684	171,821	16,793
Total current liabilities	2,263,940	366,823	602	19,721	2,471,502	275,698	16,793
Noncurrent Liabilities
Borrowings and financing	2,162,657	6,368,070			2,369,615	6,084,424
Lease liabilities	1,674,594				1,650,758
Other non-current liabilities	788,862	665,653		15,900	527,871	430,603	16,550
Total non-current liabilities	4,626,113	7,033,723		15,900	4,548,244	6,515,027	16,550
Shareholders’ equity	4,312,834	2,454,665	14,470	515,040	4,102,526	2,515,924	499,532
Total liabilities and shareholders’ equity	11,202,887	9,855,211	15,072	550,661	11,122,272	9,306,649	532,875

				01/01/2020 to 12/31/2020	01/01/2019 to 11/30/2019			01/01/2019 to 12/31/2019
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	CBSI	MRS Logística	Transnordestina Logística	Itá Energética
	34.94%	47.26%	50.00%	48.75%	50.00%	34.94%	46.30%	48.75%
Statements of Income
Net revenue	3,604,965	35	2,308	173,426	267,436	3,200,809		163,048
Cost of sales and services	(2,521,991)		(2,386)	(74,048)	(233,830)	(2,382,828)		(83,129)
Gross profit	1,082,974	35	(78)	99,378	33,606	817,981		79,919
Operating (expenses) income	(105,267)	(42,108)	(576)	(67,885)	(12,328)	207,840	(18,077)	(62,660)
Financial income (expenses), net	(330,756)	(19,186)	(4)	(764)	(1,460)	(268,089)	(18,386)	1,183
Income before income tax and social contribution	646,951	(61,259)	(658)	30,729	19,818	757,732	(36,463)	18,442
Current and deferred income tax and social contribution	(216,649)		-	(10,391)	(6,428)	(254,378)		(6,147)
Profit / (loss) for the period	430,302	(61,259)	(658)	20,338	13,390	503,354	(36,463)	12,295

•       ITÁ ENERGÉTICA SA - (“ITASA”)

ITASA is a corporation established in July 1996 that was engaged to operate under a concession, the Itá Hydropower Plant (“UHE Itá”), with 1,450 MW of installed power, located on the Uruguay River, on the Santa Catarina and Rio Grande do Sul state border. The UHE Itá concession is shared with ENGIE Brasil Energia S.A., with CSN holding 48.75%.

•       MRS LOGISTICA S.A.

Located in the city of Rio de Janeiro-RJ, the company aims to exploit, for an onerous concession, the public service of railway cargo transportation in the areas of the Southeast Network, located on the Rio de Janeiro, São Paulo and Minas Gerais axis, previously held by the extinct Rede Ferroviária Federal SA - RFFSA. The concession has a term of 30 years from December 1, 1996, extendable for an equal period by exclusive decision of the grantor.

MRS can also explore modal transport services related to rail transport and participate in projects aimed at expanding the rail services granted.

For the provision of services, MRS leased from RFFSA, for the same period of the concession, the assets necessary for the operation and maintenance of rail freight transport activities. At the end of the concession, all leased assets will be transferred to the possession of the railway transport operator designated in that same act.

The Company directly holds an 18.64% interest in the capital of MRS and indirectly, through its subsidiary CSN Mineração SA, a 16.30% interest in the capital of MRS, totaling a 34.94% interest.

•       CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

The Igarapava Hydroelectric Plant is located in Rio Grande, in the city of Conquista - MG, and has an installed capacity of 210 MW, formed by 5 Bulb-type generating units.

CSN holds 17.92% of the investment in the consortium, whose object is the distribution of electricity, which is distributed according to the percentage of participation of each company.

The balance of property, plant and equipment, net of depreciation on December 31, 2020 is R$21,287 (R$22,441 on December 31, 2019) and the expense amount in 2020 was R$6,611 (R$6,497 in 2019).

•       TRANSNORDESTINA LOGÍSTICA SA (“TLSA”)

Its main objective is the exploration and development of the public rail freight transport service in the Northeast network of Brazil, comprising the stretches of Eliseu Martins-Trindade, Trindade-Salgueiro, Salgueiro-Porto Suape, Salgueiro - Missão Velha and Missão Velha - Pecém (Malha II).

It is in the pre-operational phase and should remain so until the completion of Mesh II. The approved schedule, which provided for the completion of the work for January 2017, is currently under discussion with the responsible bodies, as described in note 31.b. Its Management understands that new deadlines for the completion of the project will not substantially negatively imply the expected return on investment.

In May 2019, the Northeast Investment Fund - FINOR transferred to CSN, BNDES and BNDESPAR, 1,677,816 (one million six hundred and seventy-seven thousand, eight hundred and sixteen) class “B preferred shares, of which 501,789 (five hundred and one thousand, seven hundred and eighty-nine) shares were transferred specifically to CSN. As of December 31, 2020 and 2019, the Company’s interest in the capital of TLSA is 47.26% of the total capital and 92.60% of the voting capital.

Management relies on resources from its shareholders and third parties to complete the work, as described in item 31.b, which it expects to be available, based on previously concluded agreements and recent discussions between the parties involved. After evaluating this matter, Management concluded that the use of the project’s business continuity accounting basis in the preparation of the financial statements for the year ended December 31, 2020 was considered appropriate.

In this sense, TLSA performed a recoverability test of its own long-lived assets using the discounted cash flow method. To carry out the test, TLSA adopted the following main premises:

Measurement of recoverable value

Cash Flow Projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession.
Discount rate	Range from 5.83% to 7.41% in real terms

Additionally, CSN, as an investor, carried out its impairment test of its interest in TLSA through the ability to distribute dividends by TLSA, a methodology known as the Dividend Discount Model, or DDM, to remunerate the capital invested by its shareholders. For the performance of this test, some factors were taken into account, such as:

•	The dividend flow was extracted from TLSA’s nominal cash flow;
•	The dividend flow was calculated considering the percentages of annual participation, considering the dilutions of CSN’s participation resulting from the amortization of debts;
•	This dividend flow was then discounted to present value using the cost of equity (Ke) embedded in TLSA’s WACC rate; and
•	This extracted Ke was the one calculated in “rolling WACC” From TLSA.

Due to the sharing of investors’ risks and the fact that the asset being tested represents the cash-generating unit itself, which in turn equals the legal entity, the risk determined by CSN’s Management is the same as that applied by TLSA when evaluation of the investment of its own assets, with no additional risk factor to the model.

As a result of the test carried out, it was not necessary to record losses due to impairment of this investment for the year ended December 31, 2020.

•       EQUIMAC SA

In August 2019, CSN Equipamentos SA was incorporated, which had its corporate name changed to Equimac SA (“Equimac”) on June 26, 2020. The joint venture Equimac was created through a partnership between Unidas Guindastes Eireli and CSN, each with a 50% stake in its share capital. Equimac is located in the city of São Paulo and its main objective is to rent commercial and industrial machinery and equipment.

10.e)	Additional information on indirect participation in abroad operations

•STAHLWERK THÜRINGEN GMBH (“SWT”)

SWT was formed from the defunct Maxhütte steel industrial complex in the city of Unterwellenborn in Germany. SWT produces steel profiles used for civil construction in accordance with international quality standards. Its main raw material is steel scrap, and its installed production capacity is 1.1 million tons of steel / year. SWT is a wholly and indirectly controlled company through CSN Steel SLU, a CSN subsidiary.

•COMPANHIA SIDERURGICA NACIONAL - LLC (“CSN LLC”)

Incorporated in 2001 with the assets and liabilities of the defunct Heartland Steel Inc., CSN LLC, an industrial plant in Terre Haute, State of Indiana - USA, where is the complex composed of cold rolling, hot coil stripping line and line of galvanizing, its installed production capacity is 800 thousand tons / year. CSN LLC is wholly and indirectly controlled through CSN Steel SLU after the merger, formerly CSN Americas SLU, a subsidiary of CSN.

On June 5, 2018, CSN LLC had its corporate name changed to “Heartland Steel Processing, LLC”. On the same date, a new company was created under the name “Companhia Siderúrgica Nacional, LLC”, a wholly owned subsidiary of Heartland Steel Processing, LLC. On June 28, 2018, Companhia Siderúrgica Nacional, LLC., Became a wholly-owned subsidiary of CSN Steel, and, on June 29, 2018, Heartland Steel Processing, LLC. was sold to Steel Dynamics, Inc. (“SDI”) for the base transaction price of US$400 million.

The new “Companhia Siderúrgica Nacional, LLC” is an importer and trader of steel products and maintains its activities in the United States.

•LUSOSIDER AÇOS PLANOS, SA (“Lusosider”)

Founded in 1996, in continuity with Siderurgia Nacional - a company privatized by the Portuguese government that year, Lusosider is the only Portuguese industry in the steel sector to produce cold-rolled flat steel with an anti-corrosion coating. Lusosider has an installed capacity of around 550 thousand tons / year to produce four major groups of steel products: galvanized sheet, cold rolled sheet, pickled sheet and oiled sheet. The products manufactured by Lusosider can be applied in the packaging industry, civil construction (tubes and metallic structures) and in home appliance components.

10.f)	Other investments

•       PANATLÂNTICA SA (“Panatlântica”)

Publicly-held corporation headquartered in Gravataí-RS, whose purpose is the industrialization, trade, import, export and processing of steel and metals, ferrous or non-ferrous, coated or not. This investment is classified at fair value through profit or loss.

The Company currently holds 11.31% on December 31, 2020 and 2019) of Panatlântica’s total share capital.

•       USINAS SIDERÚRGICAS DE MINAS GERAIS SA - USIMINAS (“USIMINAS”)

USIMINAS is headquartered in Belo Horizonte, State of Minas Gerais, with the objective of exploring the steel industry and related companies. USIMINAS produces flat-rolled steel at the Intendente Câmara and José Bonifácio de Andrada e Silva plants, located in Ipatinga / MG and Cubatão / SP, respectively, for the domestic and export markets. It also owns and operates iron ore mines located in the city of Itaúna / MG, which aims to meet the strategies of verticalization and optimization of production costs. USIMINAS maintains service and distribution centers located in various regions of the country, in addition to the ports of Cubatão in São Paulo and Praia Mole in Espírito Santo, as strategic points for the flow of its production.

On April 9, 2014, CADE issued a decision regarding the Usiminas shares held by CSN, and CSN signed a Performance Commitment Term (“TCD”), with CADE in this regard. Pursuant to the decision of CADE and TCD, CSN must reduce its participation in USIMINAS, within a specified period. The term and percentage of reduction are confidential. In addition, political rights at Usiminas will remain suspended until the Company reaches the limits established in the TCD.

In December 2019, the Company opted to reclassify the investment measured at fair value through profit or loss to current assets through a new decision by Management regarding the maintenance of shares in line with its asset sale strategy.

USIMINAS is listed on the São Paulo Stock Exchange (“B3 SA”: USIM3 and USIM5).

As of December 31, 2020 and December 31, 2019, the Company’s stake in USIMINAS ‘capital was 15.19% in common shares and 20.29% in preferred shares.

•       ARVEDI METALFER DO BRASIL SA (“Arvedi”)

Arvedi, headquartered in Salto, State of São Paulo, is engaged in pipe production. As of December 31, 2020 and 2019, CSN had a 20.00% interest in Arvedi’s share capital.

Accounting Policy

Equity method of accounting

The equity method of accounting for subsidiaries, jointly controlled and affiliated companies is applied. Other investments are held at fair value or cost.

Subsidiaries: They are entities in which the Company has significant influence over its financial and operating policies and / or potential exercisable or convertible voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated on the date on which control ceases.

Jointly Controlled: are all entities in which the Company has jointly contractually controlled control with one or more parties and can be classified as follows:

Joint operations: are accounted for in the financial statements to represent the Company’s contractual rights and obligations.

Jointly controlled entities: are accounted for using the equity method and are not consolidated.

Affiliates: are all entities in which the Company has significant influence, but not control. Usually, 20% to 50% voting interest investments in associates are initially recognized at cost and subsequently measured using the equity method.

Exclusive funds

The exclusive funds are private investment funds in which CSN’s resources are allocated according to the Company’s intention. They are managed by BNY Mellon Serviços Financeiros DTVM SA and Caixa Econômica Federal (CEF).

Transactions between subsidiaries, affiliates, joint ventures and joint operations

Unrealized balances and gains on transactions with subsidiaries, joint ventures and associates are eliminated proportionally to CSN’s interest in the entity in question in the consolidation process. Unrealized losses are eliminated in the same way as unrealized gains, but only insofar as there is no evidence of impairment. The effects on the results of transactions with jointly controlled subsidiaries are also eliminated, where part of the equity in results of jointly controlled entities is reclassified to financial expenses, cost of products sold and income and social contribution taxes.

The subsidiaries and jointly controlled entities have the same reporting date and accounting policies as those adopted by the Company.

Foreign currency transactions and balances

The transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at exchange rates in effect as of December 31, 2019 related to monetary assets and liabilities denominated in foreign currencies are recognized in the income statement as financial result, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment.

According to IAS 21 and IFRIC 22 – foreign currency transactions and advance consideration, the transactions in which the Company recognizes a non-monetary asset or non-monetary liability involving prepayments or receipts in foreign currency are recorded at the exchange rate of the date the entity initially recognized (transaction date) the non-monetary asset or non-current liability monetary.

Impairment testing

Investments are reviewed for verification of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount.

10.g)	Investment property

The balance of investment properties as of December 31, 2020 is shown below:

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2019	68,877	32,318	101,195
Cost	68,877	53,816	122,693
Accumulated depreciation		(21,498)	(21,498)
Balance at December 31, 2019	68,877	32,318	101,195
Acquisitions	28,733	32,864	61,597
Depreciation		(2,786)	(2,786)
Write-off		(132)	(132)
Balance at December 31, 2020	97,610	62,264	159,874
Cost	97,610	86,548	184,158
Accumulated depreciation		(24,284)	(24,284)
Balance at December 31, 2020	97,610	62,264	159,874

The Company’s estimate of the fair value of investment properties was of R$1,863,563 at December 31, 2020 (R$1,781,019 at December 31, 2019).

The average estimated useful lives for the years are as follows (in years):

		Consolidated
	12/31/2020	12/31/2019
Buildings	27	21

Accounting Policy

The Company’s investment properties consist of land and buildings maintained to earn rental income and capital appreciation. The measurement method used is that of the acquisition or construction cost less accumulated depreciation and reduction to its recoverable value, when applicable. The accumulated depreciation of buildings is calculated using the straight-line method based on the estimated useful life of the properties subject to depreciation. Land is not depreciated because it has an indefinite useful life.